Scudder Tax Free Money Fund
                                  March 1, 1998

                           ------------------------------
                          Scudder Cash Investment Trust
                        Scudder U.S. Treasury Money Fund
                                November 1, 1997
                        as supplemented December 31, 1997
                           ------------------------------


                                   Prospectus

Three pure no-load(TM) (no sales charges) money market funds. Scudder Tax Free Money Fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. Scudder Cash Investment Trust seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. Scudder Cash Investment Trust seeks to achieve its objective by investing in money market securities. Scudder U.S. Treasury Money Fund seeks safety, liquidity and stability of capital and, consistent therewith, current income. Scudder U.S. Treasury Money Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements.

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following funds: Scudder Tax Free Money Fund, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund. Each of the foregoing are open-end management investment companies. Please retain this prospectus for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

If you require more detailed information, each Fund's Statement of Additional Information dated March 1, 1998 for Scudder Tax Free Money Fund and November 1, 1997 for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in the Funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in either Fund for various transactions.

                                         Scudder Tax  Scudder Cash  Scudder U.S.
                                          Free Money   Investment    Treasury
                                            Fund        Trust       Money Fund
                                            ----        -----       ----------

      Sales commissions to purchase shares  NONE        NONE          NONE
      (sales load)
      Commissions to reinvest dividends     NONE        NONE          NONE
      Redemption fees                       NONE*       NONE*         NONE*
      Fees to exchange shares               NONE        NONE          NONE

2) Annual Fund operating expenses: Expenses paid by a Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the fiscal year ended December 31, 1997 for Scudder Tax Free Money Fund and June 30, 1997 for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund.


      Investment management fee (after      0.50%+      0.40%++       0.21%**
      waiver)                               ------      -------       -------
      12b-1 fees                            NONE        NONE          NONE
      Other expenses                        0.26%       0.45%         0.44%
                                            -----       -----         -----
      Total Fund operating expenses
      (after waiver, if applicable)         0.76%+      0.85%++       0.65%**
                                            ====        ====          ====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)


      One year                              $ 8         $ 9           $ 7
      Three years                            24          27            21
      Five years                             42          47            36
      Ten years                              94         105            81


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


+ Until April 30, 1998, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of Scudder Tax Free Money Fund do not exceed 0.65% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended December 31, 1997, absent such waiver. Actual expenses for the fiscal year ended December 31, 1997 were: investment management fee 0.39%, other expenses 0.26% and total Fund operating expenses 0.65%.
++ Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by Scudder Cash Investment Trust to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets. This expense information has been restated to reflect current fees. Actual annualized Fund expenses for the fiscal year ended June 30, 1997 were investment management fee 0.41%, other expenses 0.45% and total operating expenses 0.86%.
** Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by Scudder U.S. Treasury Money Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of average daily net assets. If the Adviser had not agreed to do so, Fund operating expenses would have been: investment management fee .50%, other expenses .44% and total operating expenses .94% for the fiscal year ended June 30, 1997.



                                   Prospectus

Financial highlights

Scudder Tax Free Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

--------------------------------------------------------------------------------

                                                                       Years Ended December 31,
                                        1997     1996     1995     1994     1993     1992     1991     1990     1989    1988
Net asset value, beginning           ----------------------------------------------------------------------------------------
  of period ........................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                     ----------------------------------------------------------------------------------------
Net investment income ..............    .031     .029     .032     .022     .018     .025     .041     .053     .057     .046
Less distributions from net
  investment income ................   (.031)   (.029)   (.032)   (.022)   (.018)   (.025)   (.041)   (.053)   (.057)   (.046)
                                     ----------------------------------------------------------------------------------------
Net asset value, end of period .....  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
-----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...................    3.10     2.91     3.27     2.26     1.86     2.54     4.20     5.44     5.83     4.73
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) .....................     283      220      239      257      222      267      279      303      279      358
Ratio of operating expenses net,
  to average daily net assets (%) ..     .65      .70      .75      .77      .75      .73      .70      .72      .70      .67
Ratio of operating expenses
  before expense reductions to
  average daily net assets .........     .76      .75      .75      .77      .75      .73      .70      .72      .70      .67
Ratio of net investment income
  to average daily net assets (%) ..    3.06     2.86     3.21     2.24     1.84     2.53     4.12     5.30     5.67     4.61



                                   Prospectus

Financial highlights

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund.

If you would like more detailed information concerning each Fund's performance, a complete portfolio listing and audited financial statements are available in each Fund's Annual Report dated June 30, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

Scudder Cash Investment Trust

                                                                     Years Ended June 30,
                                      1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
Net asset value, beginning            ---------------------------------------------------------------------------------------
  of  period                          $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                      ---------------------------------------------------------------------------------------
Net investment income ..............    .046     .048     .048     .027     .027     .047     .069     .080     .082     .064
Distributions from net investment
  income and net realized
  capital gains ....................   (.046)   (.048)   (.048)   (.027)   (.027)   (.047)   (.069)   (.080)   (.082)   (.064)
                                      ---------------------------------------------------------------------------------------
Net asset value, end of period .....  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                      ---------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...................    4.73     4.89     4.90     2.77     2.75     4.76     7.13     8.23     8.49     6.59
Ratios and Supplemental Data
Net assets, end of period
  ($ millions)......................   1,431    1,387    1,520    1,430    1,119    1,361    1,736    1,644    1,563    1,370
Ratio of operating expenses,
  net to average daily
  net assets (%) ...................     .86      .83      .78      .82      .78      .70      .66      .67      .66      .68
Ratio of operating expenses
  before expense reduction,
  to average daily net
  assets (%) .......................     .86      .83      .78      .82      .78      .70      .66      .67      .66      .68
Ratio of net investment income
  to average daily net assets (%) ..    4.63     4.79     4.84     2.78     2.72     4.58     6.91     7.93     8.21     6.44

Scudder U.S. Treasury Money Fund

                                                                         Years Ended June 30,
                                       1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
Net asset value, beginning            ---------------------------------------------------------------------------------------
of  period .........................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                      ---------------------------------------------------------------------------------------
Net investment income ..............    .045     .048     .046     .027     .027     .044     .065     .075     .074     .055
Less distributions from net
  investment income and net
  realized gains on investment
  transactions (a) .................   (.045)   (.048)   (.046)   (.027)   (.027)   (.044)   (.065)   (.075)   (.074)   (.055)
Net asset value,                      ---------------------------------------------------------------------------------------
  end of period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                      ---------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...................    4.58     4.91     4.70     2.74     2.74     4.48     6.71     7.74     7.66     5.69
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) .....................     399      396      383      383      305      299      272      198      167      154
Ratio of operating expenses,
   net to daily net average
   assets (%) ......................     .65      .65      .65      .65      .65      .65      .82      .98     1.01     1.04
Ratio of operating expenses
   before expense reductions,
   to average daily net assets (%) .     .94      .92      .90      .90      .85      .85      .91      .98     1.01     1.04
Ratio of net investment income to
   average net assets (%) ..........    4.49     4.80     4.61     2.75     2.69     4.31     6.37     7.46     7.41     5.54

(a) Net realized capital gains were less than 6/10 of 1(cents) per share.


                                   Prospectus

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.



                             /s/ Edmond D. Villani

                             President and CEO, Scudder Kemper Investments, Inc.

Scudder money funds

Three pure no-load(TM) (no sales charges) mutual fund:

o     Scudder Tax Free Money Fund
o     Scudder Cash Investment Trust
o     Scudder U.S. Treasury Money Fund

Contents

Investment characteristics .......................   5
Scudder Tax Free Money Fund ......................   6
Scudder Cash Investment Trust ....................   7
Scudder U.S. Treasury Money Fund .................   7
Additional information about
  policies and investments .......................   8
Distribution and performance
  information ....................................  10
Fund organization ................................  10
Transaction information ..........................  12
Shareholder benefits .............................  14
Investment products and services .................  16
How to contact Scudder ...........................  17

Investment characteristics

Scudder Tax Free Money Fund, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund (the "Funds") are money market funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The three Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.



Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that each Fund's objectives will be met.

Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds like the Funds. Money market funds must comply with the revised rules by July 1, 1998. Each Fund intends to be in compliance with the amended requirements by that date.



                                   Prospectus

Scudder Tax Free Money Fund

Investment objectives and policies

Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Fund seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

Investment characteristics


Depending on your tax bracket, your return from the Fund may be substantially higher than the after-tax return you would earn from comparable taxable investments. The chart below shows what an investor would have to earn from a comparable taxable investment to equal the tax-free yield provided by the Fund for the period ended December 31, 1997.


---------------------------------------------------------------------------------------------------
              TAX-FREE YIELD and CORRESPONDING TAXABLE EQUIVALENTS


                                   Tax-Free Yield                Taxable
                                   for the 7-day            Equivalent Yield*
                                   period ended             -----------------
                                   ------------
                                                        28% Tax    31% Tax    36% Tax    39.6% Tax
                                December 31, 1997       Bracket    Bracket    Bracket     Bracket
                                -----------------       -------    -------    -------    ---------
Scudder Tax Free Money Fund          3.45%               4.79%      5.00%      5.39%       5.71%

*     Based on federal income tax rates in effect for the 1997 taxable year. The yield levels of tax-free and taxable investments continuously change.
      Before investing in a Scudder tax-free fund, you may want to compare its yield to the after-tax yield of an investment paying taxable income
----------------------------------------------------------------------------------------------------


Investments


All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG 1 and MIG 2, and P1 and P2), Standard & Poor's ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A2) and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.


Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements. In addition, the Fund may invest to a limited extent, in illiquid or restricted securities.

The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in securities whose investment income is taxable or subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes


                                   Prospectus
of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's assets will normally be invested in short-term municipal securities.


Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments or may otherwise vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In 1997, all the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, reverse repurchase agreements, participation interests and when-issued or forward delivery securities. See "Additional information about policies and investments" for more information about these investment techniques.


Scudder Cash Investment Trust

Investment objective

The investment objective of Scudder Cash Investment Trust, a diversified, open-end management investment company, is to seek to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund also seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.

Investments


The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's, S&P and Fitch. If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is deemed equivalent to the rated securities mentioned above.


The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities, asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities.

In addition, the Fund may invest in repurchase agreements and securities with put features.

Each of the above referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.

Scudder U.S. Treasury Money Fund

Investment objective

Scudder U.S. Treasury Money Fund, a diversified, open-end management investment company, seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to achieve its objective by investing in short-term U.S. Government


                                   Prospectus
securities and repurchase agreements. The Fund also seeks to maintain a constant net asset value of $1.00 and declares dividends daily.

Investment characteristics

The Fund seeks to provide investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and similar investments. The Fund is a "fixed price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. This price stability makes the Fund suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk.

The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury securities.

The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Investments

The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund's investments in U.S. Government obligations provide a high degree of safety and liquidity. The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition, the Fund may invest, to a limited extent, in illiquid or restricted securities.

The Fund's investments in U.S. Government securities may have maturities of up to 762 calendar days; all other portfolio securities will have maturities of up to 397 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

Additional information about policies and investments

Investment restrictions


The Funds have certain investment restrictions which are designed to reduce the Funds' investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.

As a matter of fundamental policy, the Funds may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Funds may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Funds may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Funds may not make loans except through the lending of portfolio securities, the purchase of debt securities, interests in indebtedness or through repurchase agreements. The Funds have adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.


                                   Prospectus

The high quality securities in which Scudder Cash Investment Trust invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Trustees, that an unrated security is equivalent to a first tier or second tier security.

When-issued securities

Each of the Funds may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, each of the Funds may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders. See "Risk factors."

Stand-by commitments

To facilitate liquidity, Scudder Tax Free Money Fund may enter into "stand-by commitments" permitting the Fund to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost, and any costs would be, in any event, limited to no more than 0.50% of the value of the assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Scudder Tax Free Money Fund may purchase long-term fixed-rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. See "Risk factors."

Variable rate demand instruments

Scudder Tax Free Money Fund may also invest in variable rate demand instruments. Variable rate demand instruments are securities with long-stated maturities but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par and this provides a great deal of stability to the portfolio at market yields.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that certain Funds may use from time to time.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding a long-term bond thus, the weighted average maturity of a Fund's portfolio would be adversely affected.


                                   Prospectus

Distribution and performance information

Dividends and capital gains distributions

Each Fund's dividends from net investment income are declared daily and distributed monthly. Scudder Cash Investment Trust may take into account capital gains and losses (other than long-term capital gains) in its daily dividend declaration. Scudder U.S. Treasury Money Fund takes into account realized gains and losses on securities held for one year or less (short-term capital gain/loss) in its daily dividend. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if required. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.


Distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of Scudder Tax Free Money Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. For Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income from Scudder Tax Free Money Fund are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.


Each Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Funds' performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of a Fund refers to income generated by an investment in a Fund over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a Fund is expressed similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested and will reflect the effects of compounding."Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If the Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable.)

"Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund. The tax-equivalent yield for Scudder Tax Free Money Fund is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of a Fund's yield, assuming certain tax brackets for the Fund's shareholder.

Performance for any of the Funds will vary based upon, among other things, changes in market conditions and the level of the Funds' expenses.

Fund organization

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

The activities of the Funds are supervised by their respective Boards of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental


                                   Prospectus
investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the three Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission regarding another Fund. The Trustees of each Trust have considered this and approved the use of a combined prospectus.

Scudder Tax Free Money Fund

Scudder Tax Free Money Fund was organized as a Massachusetts business trust in October 1979.

Scudder Cash Investment Trust

Scudder Cash Investment Trust was organized as a Massachusetts business trust in December 1975.

Scudder U.S. Treasury Money Fund

Scudder U.S. Treasury Money Fund, formerly known as Scudder Government Money Fund, was organized as a Massachusetts business trust in April 1980. The Fund changed its name on March 1, 1991.

Investment adviser


The Funds retain the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage each Fund's daily investment and business affairs subject to the policies established by the relevant Trust's Board of Trustees. The Trustees have overall responsibility for the management of their respective Funds under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The management fees for Scudder Tax Free Money Fund and Scudder Cash Investment Trust are graduated so that increases in a Fund's net assets may result in a lower fee and decreases in a Fund's assets may result in a higher fee. For the year ended December 31, 1997 and June 30, 1997, the Adviser received investment management fees of 0.39% and 0.41% for Scudder Tax Free Money Fund and Scudder Cash Investment Trust, respectively. Until April 30, 1998, the Adviser has agreed not to impose a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of Scudder Tax Free Money Fund at 0.65% of the Fund's average daily net assets. Until October 31, 1998, the Adviser has agreed to waive all or portions of its investment management fee payable by Scudder Cash Investment Trust to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of average daily net assets of the Fund.


For Scudder U.S. Treasury Money Fund's fiscal year ended June 30, 1997, the Adviser received an investment management fee of 0.21% of the Fund's average daily net assets on an annual basis. Until October 31, 1998, the Adviser has agreed to maintain the total annualized expenses of Scudder U.S. Treasury Money Fund at 0.65% of average daily net assets of the Fund.

The management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


                                   Prospectus

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the custodian for each Fund.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By exchange. Each Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by each Fund's Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.


By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.


Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to


                                   Prospectus
give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon and as of the close of regular trading on the Exchange on each day the Exchange is open for trading. Net asset value per share is calculated for purchases and redemptions by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the current market value of the securities, except for securities with sixty days or less to maturity, each Fund uses the amortized cost value. Scudder Tax Free Money Fund uses the amortized cost value in calculating net asset value per share.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent.

Purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent of such a purchase by calling 1-800-225-5163.

The Trusts will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Funds and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires these Funds to withhold 31% of taxable dividends, capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Funds reserve the right to reject new account applications without a correct certified Social Security or tax identification number. The Funds also reserve the right, following 30 days' notice to shareholders, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by a Fund's Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in a Fund without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to a Fund. The $10.00 charge will not apply to shareholders with a


                                   Prospectus
combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. A Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in each Fund's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

 Shareholder benefits

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing


Each Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging the its extensive resources.

Frank J. Rachwalski, Lead Portfolio Manager for each Fund, joined the Adviser in 1973 and has over 20 years' experience in short-term fixed income investing and research. Mr. Rachwalski assumed responsibility for each Fund's investment strategy and operations in 1998.

Jerri Cohen, Portfolio Manager for Scudder Tax Free Money Fund since 1998, joined the Adviser in 1981 and has over 15 years' experience in tax-exempt money market fund investing.

John W. Stuebe, Portfolio Manager for Scudder Cash Investment Trust, joined the Adviser in 1979 and has over 15 years in taxable money market investing. Mitchell W. Wilner, Portfolio Manager for Scudder U.S. Treasury Money Fund, joined Zurich Kemper's Fixed Income Department as a Research Analyst in 1992. Mr. Wilner has 11 years of financial industry experience.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder Funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program


If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.



                                   Prospectus

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                   Prospectus

Investment products and services

The Scudder Family of Funds+++


--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



                                   Prospectus

How to contact Scudder

Account Service and Information:

      For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.


                                   Prospectus
                                       17